Schedule of Investments - Futures Contracts (USD $)	Dec. 31, 2013		Dec. 31, 2012
Dollar Index (819 contracts, settlement date March 17, 2014) [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation /(Depreciation) as a Percentage of Net Assets	0.08%	[1]
Unrealized Appreciation/ (Depreciation)	$ 53,282	[1]
Notional Market Value	(65,674,791)	[1]
Total Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation /(Depreciation) as a Percentage of Net Assets	0.08%		(0.02%)
Unrealized Appreciation/ (Depreciation)	53,282		(21,654)
Notional Market Value	(65,674,791)		(93,688,683)
Dollar Index (1,173 contracts, settlement date March 18, 2013) [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation /(Depreciation) as a Percentage of Net Assets			(0.02%)	[1]
Unrealized Appreciation/ (Depreciation)			(21,654)	[1]
Notional Market Value			$ (93,688,683)	[1]

[1]	Positions represent futures contracts sold.